Related party balances and transactions (Guarantees) (Detail) - Huaneng Group - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Long-term loans guaranteed by related parties	¥ 43,555	¥ 1,407,338
Short-term loans guaranteed by related parties	¥ 148,256